Related Party Transactions (Detail 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,245	$ 1,777	$ 2,296
Directors' fees	594	576	634
Share-based compensation	0	713	0
Total	$ 1,839	$ 3,066	$ 2,930